Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development Expenses.
Research and Development Expenses

6.Research and Development Expenses

Research and development expenses consist of the following:

In € thousand	2022	2021	2020
Salaries and social security	77,455	75,672	66,536
Professional services	72,840	49,421	8,448
Materials	7,808	9,009	8,253
Depreciation/amortization/impairment	6,386	4,541	2,829
IT and communication expense	3,709	1,248	1,857
Other research and development expenses	7,420	4,667	2,422
Total research and development expenses	175,618	144,558	90,345

Expenses for salaries and social security mainly include salary, salary-related expenses and share-based payment awards recognized from the Group’s share-based payment award programs (note 22). Professional services include €54,734 thousand (2021: €31,576 thousand; 2020: €3,732 thousand) for consulting services and €18,105 thousand (2021: €17,845 thousand; 2020: €4,716 thousand) for contractors. Consulting and contractor services have increased due to the ramp up of research and development activities being conducted with suppliers and partners in readiness for entry into service (EIS). Materials include various components used in development of the Lilium Jet.